Leases and subleases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Quantitative Information About Right-of-use Assets and Lease Liability
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2024 and 2023 is as follows:

	Right of use asset, net
	2024 $	2023 $
Balance as of January 1,	9,825	14,281
Additions	—	—
Depreciation	(1,764)	(1,979)
Deconsolidated	—	(2,477)
Balance as of December 31,	8,061	9,825

Schedule of Lease Liabilities

	Total lease liability
	2024 $	2023 $
Balance as of January 1,	21,644	29,128
Additions	—	—
Cash paid for rent - principal - financing cash flow	(3,394)	(3,338)
Cash paid for rent - interest	(1,295)	(1,544)
Interest expense	1,295	1,544
Deconsolidated	—	(4,146)
Balance as of December 31,	18,250	21,644

Schedule of Short-term and Long-term Portion of Lease Liability
The following table details the short-term and long-term portion of the lease liability as of December 31, 2024 and 2023:

	Total lease liability
	2024 $	2023 $
Short-term portion of lease liability	3,579	3,394
Long-term portion of lease liability	14,671	18,250
Total lease liability	18,250	21,644

Schedule of Maturity Analysis of Operating Lease Payments
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2024 $
Less than one year	4,644
One to two years	4,419
Two to three years	4,551
Three to four years	4,687
Four to five years	2,796
More than five years	—
Total undiscounted lease maturities	21,096
Interest	2,846
Total lease liability	18,250